Dechert LLP

2010 Main Street, Suite 500

Irvine, CA 92614

Telephone: (949) 442-6000

Fax: (949) 442-6010

May 14, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

         Re:  Two Roads Shared Trust (the “Trust”)

     (File Nos. 333-182417 and 811-22718)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Trust, that (i) the forms of Prospectus and Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 9, which was filed on May 9, 2013, and (ii) the text of Post-Effective Amendment No. 9 was filed electronically on May 9, 2013.

Please do not hesitate to contact the undersigned at (949) 442-6007 if you have any questions regarding this certification.

Sincerely,

/s/ Matthew V. Curtin

Matthew V. Curtin

cc:	Keith Pagan, Belvedere Asset Management, LLC
Richard Malinowski, Gemini Fund Services, LLC
Aisha J. Hunt, Dechert LLP